Segment Information (Income Tax Expense (Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Income tax expense (benefit)	$ (481)	$ (373)	$ 568
Property & Casualty Commercial [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)	159	37	414
Consumer Markets [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)	65	(22)	43
Property and Casualty Other Operations [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)	14	(74)	(40)
Group Benefits [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)	31	1	66
Mutual Funds [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)	38	54	52
Talcott Resolution [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)	(271)	(168)	201
Corporate [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit)	$ (517)	$ (201)	$ (168)